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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                 LAW DEPARTMENT
                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                              350 CHURCH STREET
                                                             HARTFORD, CT 06301

                                                              SCOTT C. DUROCHER
                                                                        COUNSEL
                                                            Phone: 860-466-1222
                                                         Scott.Durocher@LFG.com

VIA EDGAR

August 28, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Lincoln National Variable Annuity Account H
      The Lincoln National Life Insurance Company
      American Legacy(R) Series
      File Nos. 811-05721, 333-181615

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account H ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 ("the Registration Statement") under the Securities Act of 1933, as amended for certain variable annuity contracts that the company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed May 23, 2012).

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the Registration Statement, and also includes up-to-date financial statements and exhibits. We plan to request an effective date of September 14, 2012, or as soon as possible thereafter, for this prospectus.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Scott C. Durocher

Scott C. Durocher
Counsel